DEI Document			12 Months Ended
	May 02, 2025	Nov. 02, 2023	Dec. 31, 2025
DEI [Abstract]
Document Type		8-K
Document Period End Date	May 05, 2025
Entity Registrant Name		HUNTINGTON INGALLS INDUSTRIES, INC.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-34910
Entity Tax Identification Number		90-0607005
Entity Address, Address Line One
Entity Address, City or Town		4101 Washington Avenue Newport News, Virginia
Entity Address, State or Province
Entity Address, Postal Zip Code		23607
City Area Code		757
Local Phone Number		380-2000
Title of 12(b) Security		Common Stock
Trading Symbol		HII
Security Exchange Name		NYSE
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Entity Central Index Key		0001501585
Amendment Flag		false
Current Fiscal Year End Date			--12-31